Employees Salary and Related Costs	6 Months Ended
Jun. 30, 2025
Employees Salary and Related Costs [Abstract]
EMPLOYEES SALARY AND RELATED COSTS
20	EMPLOYEES SALARY AND RELATED COSTS

	For the six months ended
	June 30, 2024	June 30, 2025	June 30, 2025
	RM	RM	Convenience Translation USD
Director fees	—	407,080	96,636
Director salaries	246,850	390,000	92,582
Admin salaries	1,026,827	1,485,617	352,669
Technical staff salaries	1,418,215	1,696,953	402,837
Total	2,691,892	3,979,650	944,724

Director related expenses	137,099	327,795	77,815
Admin related expenses	653,946	584,928	138,855
Technical staff related expenses	751,407	712,493	169,138
Total	1,542,452	1,625,216	385,808